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         As filed with the Securities and Exchange Commission on August 26, 2009

                                            1933 Act Registration No. 333-155333

                                             1940 Act Registration No. 811-08559

                                                              CIK No. 0001051629

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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 4

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 72

        Lincoln Life & Annuity Flexible Premium Variable Life Account M

                           (Exact Name of Registrant)

                            Lincoln AssetEdgeSM VUL

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire

                   Lincoln Life & Annuity Company of New York

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

                    (Name and Address of Agent for Service)

                                    Copy to:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2008 was filed March 13, 2009.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)

/ / on August 14, 2009 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on August 31, 2009 pursuant to paragraph (a)(1) of Rule 485.

/x/ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

    September 24, 2009.

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This Post-effective Amendment No. 4 is being filed pursuant to Rule

485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 3 to Registration Statement

No. 333-155333 filed pursuant to Rule 485(a) under the Securities Act of 1933 on

July 30, 2009. The contents of Post-effective Amendment No. 3 are being incorporated by reference.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment Number 4 to the Registration Statement (File No.: 333-155333; 811-08559; CIK: 0001051629) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 26th day of August, 2009.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrant)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 4 to the Registration Statement on Form N-6 (File No.: 333-155333; 811-08559; CIK: 0001051629) has been signed below on August 26, 2009 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature		Title

/s/ Dennis R. Glass	*	President
Dennis R. Glass

/s/ Frederick J. Crawford	*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ Charles C. Cornelio	*	Executive Vice President; Chief Administration Officer
Charles C. Cornelio

/s/ Mark E. Konen	*	Senior Vice President and Director
Mark E. Konen

Assistant Vice President and Director
Michael S. Smith

Director
J. Patrick Barrett

/s/ Patrick P. Coyne	*	Director
Patrick P. Coyne

/s/ Robert W. Dineen	*	Director
Robert W. Dineen

/s/ George W. Henderson, III	*	Director
George W. Henderson, III

/s/ M. Leanne Lachman	*	Director
M. Leanne Lachman

/s/ Louis G. Marcoccia	*	Director
Louis G. Marcoccia

/s/ Patrick S. Pittard	*	Director
Patrick S. Pittard

	/s/ Dennis L. Schoff *	Director
Dennis L. Schoff

*By:	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement